Victory High Yield Fund Expense Example - Victory High Yield Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 327
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,590
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,014
Expense Example, with Redemption, 10 Years	2,022
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,216
Expense Example, with Redemption, 10 Years	2,723
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	$ 1,097